ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Davis Commodities Limited was incorporated on September 20, 2022 in the Cayman Islands, as an investment holding company. Davis Commodities Limited conducts its primary operations through its wholly owned subsidiaries that are incorporated and domiciled in Singapore, namely: 1) Maxwill Pte. Ltd.; 2) Maxwill (Asia) Pte. Ltd.; 3) LP Grace Pte. Ltd; 4) Maxwill Foodlink Pte. Ltd.; 5) Davis Commodities Pte. Ltd.; 6) Davis Commodities SEA Pte. Ltd.; 7) Davis Commodities Global Pte. Ltd.; and 8) Davis Commodities Asia Pte. Ltd. (collectively the “Company”). The subsidiaries specialize in trading of three main categories of agricultural commodities: sugar, rice and oil and fat products. The Company distributes agricultural commodities to various markets, including providing warehouse storage and logistic services.

Reorganization

A summary of the formation of the group structure is as follows:

Maxwill Pte. Ltd.

On July 1, 2022, Li Peng Leck’s (“LPL’s”) spouse transferred two (2) shares, the then entire issued share capital of Maxwill Pte. Ltd., to LPL, as part of a family restructuring exercise. On the same day, it was resolved and approved that 98 new shares in the capital of Maxwill Pte. Ltd. would be issued to LPL and members of her immediate family as part of a family restructuring exercise.

On August 22, 2022, LPL and members of her immediate family transferred all 100 shares, the entire issued and share capital of Maxwill Pte. Ltd., to Davis & KT Holdings Pte. Ltd., as part of a family restructuring exercise. The beneficial interests of all the family members remain the same as they hold the same proportion of shares in Davis & KT Holdings Pte. Ltd.

Maxwill (Asia) Pte. Ltd.

On August 22, 2022, LPL and members of her immediate family transferred all their 1,483,000 shares, the entire issued and share capital of Maxwill (Asia) Pte. Ltd., to Maxwill Pte. Ltd., as part of a family restructuring exercise. The beneficial interests of all the family members remain the same as they hold the same proportion of shares in Davis & KT Holdings Pte. Ltd.

LP Grace Pte. Ltd.

On July 1, 2022, LPL’s mother transferred two (2) shares, the entire issued share capital of LP Grace Pte. Ltd. to LPL, as part of a family restructuring exercise. The Company further note that there is a trust deed entered into between LPL and her mother in relation to the two (2) shares, the then entire issued share capital of LP Grace Pte. Ltd., that sets out that the shares are held by LPL’s mother on trust for LPL.

On the same day, it was resolved and approved that 98 new shares in the capital of LP Grace Pte. Ltd. would be issued to LPL and members of her immediate family as part of a family restructuring exercise.

On August 23, 2022, LPL and members of her immediate family transferred all 100 shares, the entire issued and share capital of LP Grace Pte. Ltd., to Maxwill Pte. Ltd., as part of a family restructuring exercise. The beneficial interests of all the family members remain the same as they hold the same proportion of shares in Davis & KT Holdings Pte. Ltd.

Maxwill Foodlink Pte. Ltd.

On August 23, 2022, LPL and members of her immediate family transferred all 60,002 shares, the entire issued and share capital of Maxwill Foodlink Pte. Ltd., to Maxwill Pte. Ltd., as part of a family restructuring exercise. The beneficial interests of all the family members remain the same as they hold the same proportion of shares in Davis & KT Holdings Pte. Ltd.

Davis Commodities Limited – Share Swap Agreement

Davis Commodities Limited was incorporated in the Cayman Islands as an exempted company with limited liability on September 20, 2022, with an initial issued share capital of 3,524 shares of par value US$0.001 each.

On September 20, 2022, Davis Commodities Limited entered into a share swap agreement with Davis & KT Holdings Pte. Ltd. (the “Share Swap Agreement”). Pursuant to the Share Swap Agreement, Davis & KT Holdings Pte. Ltd. transferred 100 shares, the total issued and paid up capital of Maxwill Pte. Ltd., to Davis Commodities Limited, while Davis Commodities Limited issued and allotted 6,476 shares of par value US$0.001 each to Davis & KT Holdings Pte. Ltd. (the “Share Swap”). Following the acquisition, Maxwill Pte. Ltd., together with all its subsidiaries, become wholly owned subsidiaries of Davis Commodities Limited. Davis Commodities Limited had an issued and paid up capital of 10,000 shares of par value US$0.001 each.

On June 22, 2023, the shareholders of the Company approved, among others, a subdivision of each issued and unissued ordinary share of par value of US$0.001 each into 2,325 ordinary shares, par value US$0.000000430108 per share.

Under applicable accounting principles, the Share Swap is considered as a merger of entities under common control. Und   er the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Share Swap, which requires retrospective combination of the Company, Maxwill Pte. Ltd., Maxwill (Asia) Pte. Ltd., LP Grace Pte. Ltd. and Maxwill Foodlink Pte. Ltd. for all periods presented.

After the reorganization, the Company wholly owns Maxwill Pte. Ltd., which is domiciled in Singapore; Maxwill Pte. Ltd. wholly owns Maxwill (Asia) Pte. Ltd., LP Grace Pte. Ltd. and Maxwill Foodlink Pte. Ltd., which are all incorporated and domiciled in Singapore. The Company is headquartered in Singapore and conducts its operations domestically.

Incorporation of Davis Commodities Pte. Ltd.

On September 15, 2023, Davis Commodities Pte. Ltd. was incorporated and domiciled in Singapore as a private company limited by shares and a wholly owned subsidiary of Maxwill Pte. Ltd.

Incorporation of Davis Commodities Global Pte. Ltd.

On October 1, 2025, Davis Commodities Global Pte. Ltd. was incorporated and domiciled in Singapore as a private company limited by shares and a wholly owned subsidiary of Maxwill Pte. Ltd.

Incorporation of Davis Commodities SEA Pte. Ltd.

On October 2, 2025, Davis Commodities SEA Pte. Ltd. was incorporated and domiciled in Singapore as a private company limited by shares and a wholly owned subsidiary of Maxwill Pte. Ltd.

Incorporation of Davis Commodities Asia Pte. Ltd.

On October 15, 2025, Davis Commodities Asia Pte. Ltd. was incorporated and domiciled in Singapore as a private company limited by shares and a wholly owned subsidiary of Maxwill Pte. Ltd.

Details of the subsidiaries of the Company are set out below:

Percentage of effective ownership
Name	Date of Incorporation	2024	2025	Place of incorporation	Principal Activities
Maxwill Pte. Ltd.	November 1, 2004	100%	100%	Singapore	Holding company.

Maxwill (Asia) Pte. Ltd.	September 11, 1999	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

LP Grace Pte. Ltd.	January 11, 2008	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

Maxwill Foodlink Pte. Ltd.	January 15, 2004	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.

Davis Commodities Pte. Ltd.	September 15, 2023	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.

Davis Commodities Global Pte. Ltd.	October 1, 2025	–	100%	Singapore	Dormant company.

Davis Commodities SEA Pte. Ltd.	October 2, 2025	–	100%	Singapore	Trading of fast-moving consumer goods (FMCG) products and the provision of integrated warehousing, storage and logistics services.

Davis Commodities Asia Pte. Ltd.	October 15, 2025	–	100%	Singapore	Dormant company.